PIONEER VARIABLE CONTRACTS TRUST

Pioneer Select Mid Cap Growth VCT Portfolio — Class I Shares

Schedule of Investments
March 31, 2021

Schedule of Investments | 3/31/21 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 99.8%
	COMMON STOCKS - 99.8% of Net Assets
	Aerospace & Defense - 1.3%
5,313	HEICO Corp.	$668,375
24,664	Spirit AeroSystems Holdings, Inc.	1,199,904
	Total Aerospace & Defense	$1,868,279
	Banks - 0.4%
2,540	Signature Bank/New York NY	$574,294
	Total Banks	$574,294
	Biotechnology - 6.7%
7,887(a)	Alnylam Pharmaceuticals, Inc.	$1,113,566
7,197(a)	Exact Sciences Corp.	948,421
22,548(a)	Fate Therapeutics, Inc.	1,859,083
22,371(a)	FibroGen, Inc.	776,497
5,485(a)	Mirati Therapeutics, Inc.	939,581
10,243(a)	Moderna, Inc.	1,341,321
18,071(a)	Natera, Inc.	1,834,929
14,093(a)	Replimune Group, Inc.	429,977
10,045(a)	Sage Therapeutics, Inc.	751,868
	Total Biotechnology	$9,995,243
	Building Products - 0.7%
12,016(a)	Trex Co., Inc.	$1,099,945
	Total Building Products	$1,099,945
	Capital Markets - 2.5%
5,650	MSCI, Inc.	$2,368,932
18,877	Tradeweb Markets, Inc.	1,396,898
	Total Capital Markets	$3,765,830
	Chemicals - 1.4%
4,754	Albemarle Corp.	$694,607
54,080	Element Solutions, Inc.	989,123
6,021	Sociedad Quimica y Minera de Chile S.A. (A.D.R.)	319,535
	Total Chemicals	$2,003,265
	Commercial Services & Supplies - 0.7%
9,334(a)	Copart, Inc.	$1,013,766
	Total Commercial Services & Supplies	$1,013,766
	Consumer Discretionary - 0.8%
28,055(a)	Skechers U.S.A., Inc.	$1,170,174
	Total Consumer Discretionary	$1,170,174
	Containers & Packaging - 0.8%
12,561	Crown Holdings, Inc.	$1,218,919
	Total Containers & Packaging	$1,218,919
	Distributors - 0.5%
2,097	Pool Corp.	$723,968
	Total Distributors	$723,968
	Diversified Consumer Services - 0.4%
11,358(a)	Terminix Global Holdings, Inc.	$541,436
	Total Diversified Consumer Services	$541,436
	Electrical Equipment - 3.6%
5,562	EnerSys	$505,030
10,416(a)	Generac Holdings, Inc.	3,410,719
2,594	Rockwell Automation, Inc.	688,551
35,715	Vertiv Holdings Co.	714,300
	Total Electrical Equipment	$5,318,600
	Electronic Equipment, Instruments & Components - 2.3%
7,128	CDW Corp.	$1,181,466
73,668(a)	Flex Ltd.	1,348,861
13,946(a)	II-VI, Inc.	953,488
	Total Electronic Equipment, Instruments & Components	$3,483,815
	Entertainment - 2.2%
5,860(a)	Roku, Inc.	$1,909,012
4,870(a)	Spotify Technology S.A.	1,304,917
	Total Entertainment	$3,213,929
	Equity Real Estate Investment Trust (REIT) - 0.4%
28,927(a)	Park Hotels & Resorts, Inc.	$624,245
	Total Equity Real Estate Investment Trust (REIT)	$624,245
	Food & Staples Retailing - 1.0%
8,262(a)	BJ's Wholesale Club Holdings, Inc.	$370,634
3,906	Casey's General Stores, Inc.	844,438
7,743(a)	Grocery Outlet Holding Corp.	285,639
	Total Food & Staples Retailing	$1,500,711
	Food Products - 1.2%
6,432	Bunge, Ltd.	$509,865
47,274(a)	Nomad Foods, Ltd.	1,298,144
	Total Food Products	$1,808,009
	Health Care Equipment & Supplies - 6.2%
2,388(a)	Align Technology, Inc.	$1,293,173
2,312(a)	DexCom, Inc.	830,910
1,909(a)	IDEXX Laboratories, Inc.	934,093
Shares		Value
	Health Care Equipment & Supplies – (continued)
5,770(a)	Insulet Corp.	$1,505,508
4,413(a)	Penumbra, Inc.	1,194,069
9,786	ResMed, Inc.	1,898,680
3,643	Teleflex, Inc.	1,513,521
	Total Health Care Equipment & Supplies	$9,169,954
	Health Care Providers & Services - 2.6%
5,617(a)	Amedisys, Inc.	$1,487,325
7,549(a)	Molina Healthcare, Inc.	1,764,654
4,464	Quest Diagnostics, Inc.	572,910
	Total Health Care Providers & Services	$3,824,889
	Health Care Technology - 2.4%
6,928(a)	Teladoc Health, Inc.	$1,259,164
8,884(a)	Veeva Systems, Inc.	2,320,856
	Total Health Care Technology	$3,580,020
	Hotels, Restaurants & Leisure - 5.1%
39,729(a)	Brinker International, Inc.	$2,823,143
996(a)	Chipotle Mexican Grill, Inc.	1,415,137
15,484(a)	DraftKings, Inc.	949,634
8,056(a)	Penn National Gaming, Inc.	844,591
16,544	Wendy's Co.	335,181
3,330	Wingstop, Inc.	423,476
5,677(a)	Wynn Resorts Ltd.	711,725
	Total Hotels, Restaurants & Leisure	$7,502,887
	Household Durables - 1.0%
6,551	Dr Horton, Inc.	$583,825
4,639(a)	TopBuild Corp.	971,546
	Total Household Durables	$1,555,371
	Household Products - 0.4%
3,236	Clorox Co.	$624,160
	Total Household Products	$624,160
	Information Technology - 3.7%
34,993	Amphenol Corp.	$2,308,488
5,376	Lam Research Corp.	3,200,010
	Total Information Technology	$5,508,498
	Insurance - 0.3%
41,197(a)	MetroMile, Inc.	$423,917
	Total Insurance	$423,917
	Interactive Media & Services - 4.3%
5,071(a)	Charles River Laboratories International, Inc.	$1,469,728
9,715(a)	IAC/InterActiveCorp	2,101,452
7,906(a)	Match Group, Inc.	1,086,126
17,313(a)	Pinterest, Inc.	1,281,681
7,966(a)	Twitter, Inc.	506,877
	Total Interactive Media & Services	$6,445,864
	Internet & Direct Marketing Retail - 1.5%
3,525(a)	Etsy, Inc.	$710,887
1,982(a)	Stamps.com, Inc.	395,429
3,696(a)	Wayfair, Inc.	1,163,316
	Total Internet & Direct Marketing Retail	$2,269,632
	IT Services - 8.5%
9,449(a)	Akamai Technologies, Inc.	$962,853
9,916	Booz Allen Hamilton Holding Corp.	798,536
5,096(a)	EPAM Systems, Inc.	2,021,532
30,077	Genpact, Ltd.	1,287,897
5,815	Global Payments, Inc.	1,172,188
5,051(a)	Okta, Inc.	1,113,392
26,094(a)	Rackspace Technology, Inc.	620,515
300(a)	Shopify, Inc.	331,208
4,237(a)	Square, Inc.	962,011
6,924(a)	Twilio, Inc.	2,359,422
4,899(a)	WEX, Inc.	1,024,969
	Total IT Services	$12,654,523
	Leisure Products - 0.6%
8,455(a)	Peloton Interactive, Inc.	$950,680
	Total Leisure Products	$950,680
	Life Sciences Tools & Services - 2.1%
8,128(a)	10X Genomics, Inc.	$1,471,168
9,828	Agilent Technologies, Inc.	1,249,532
12,841(a)	Pacific Biosciences of California, Inc.	427,734
	Total Life Sciences Tools & Services	$3,148,434
	Machinery - 2.1%
9,525(a)	Middleby Corp.	$1,578,769
12,723	Oshkosh Corp.	1,509,711
	Total Machinery	$3,088,480
	Materials - 0.9%
38,669(a)	Freeport-McMoRan, Inc.	$1,273,370
	Total Materials	$1,273,370
Shares		Value
	Media - 0.8%
8,154	Nexstar Media Group, Inc.	$1,145,066
	Total Media	$1,145,066
	Multiline Retail - 0.9%
6,513	Dollar General Corp.	$1,319,664
	Total Multiline Retail	$1,319,664
	Oil, Gas & Consumable Fuels - 0.3%
6,390(a)	Renewable Energy Group, Inc.	$421,996
	Total Oil, Gas & Consumable Fuels	$421,996
	Professional Services - 4.0%
93,638(a)	Clarivate Analytics Plc	$2,471,107
1,819(a)	CoStar Group, Inc.	1,495,018
7,229	Thomson Reuters Corp.	633,043
7,170	Verisk Analytics, Inc.	1,266,867
	Total Professional Services	$5,866,035
	Real Estate Management & Development - 0.8%
14,474(a)	CBRE Group, Inc.	$1,145,038
	Total Real Estate Management & Development	$1,145,038
	Road & Rail - 0.4%
8,008	TFI International, Inc.	$598,678
	Total Road & Rail	$598,678
	Semiconductors & Semiconductor Equipment - 7.1%
17,682(a)	Cohu, Inc.	$739,815
15,688	Marvell Technology Group, Ltd.	768,398
36,832(a)	Micron Technology, Inc.	3,248,951
8,758	MKS Instruments, Inc.	1,623,909
6,768	NXP Semiconductors NV	1,362,669
5,743(a)	Qorvo, Inc.	1,049,246
2,255(a)	SolarEdge Technologies, Inc.	648,177
8,598	Xilinx, Inc.	1,065,292
	Total Semiconductors & Semiconductor Equipment	$10,506,457
	Software - 13.6%
5,284(a)	Alteryx, Inc.	$438,361
5,073(a)	ANSYS, Inc.	1,722,588
5,691(a)	Atlassian Corp. Plc	1,199,435
5,068(a)	Avalara, Inc.	676,223
5,546(a)	Crowdstrike Holdings, Inc.	1,012,200
8,247(a)	DocuSign, Inc.	1,669,605
6,987(a)	Guidewire Software, Inc.	710,089
4,729(a)	Palo Alto Networks, Inc.	1,523,022
2,086(a)	Paycom Software, Inc.	771,945
4,108(a)	RingCentral, Inc.	1,223,691
2,371(a)	ServiceNow, Inc.	1,185,761
8,726(a)	Splunk, Inc.	1,182,199
11,002	SS&C Technologies Holdings, Inc.	768,710
10,545(a)	Synopsys, Inc.	2,612,840
1,940(a)	Trade Desk, Inc.	1,264,220
16,448(a)	Zendesk, Inc.	2,181,334
	Total Software	$20,142,223
	Specialty Retail - 2.5%
989(a)	AutoZone, Inc.	$1,388,853
4,587(a)	Burlington Stores, Inc.	1,370,595
9,767(a)	Floor & Decor Holdings, Inc.	932,553
	Total Specialty Retail	$3,692,001
	Textiles, Apparel & Luxury Goods - 0.8%
4,109(a)	Lululemon Athletica, Inc.	$1,260,271
	Total Textiles, Apparel & Luxury Goods	$1,260,271
	TOTAL COMMON STOCKS
	(Cost $91,748,640)	$148,042,536
	RIGHT/WARRANT - 0.0%† of Net Assets
1,125(a)	Sociedad Quimica y Minera de Chile S.A.	$3,487
	Total Chemicals	$3,487
	TOTAL RIGHT/WARRANT
	(Cost $–)	$3,487
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.8%
	(Cost $91,748,640)	$148,046,023
	OTHER ASSETS AND LIABILITIES - 0.2%	$233,270
	NET ASSETS - 100.0%	$148,279,293

REIT	Real Estate Investment Trust.
(A.D.R.)	American Depositary Receipts.

†	Amount rounds to less than 0.1%.
(a)	Non-income producing security.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of March 31, 2021, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$148,042,536	$–	$–	$148,042,536
Right/Warrant	3,487	–	–	3,487
Total Investments in Securities	$148,046,023	$–	$–	$148,046,023

For the three months ended March 31, 2021, there were no transfers in or out of Level 3.

Pioneer Select Mid Cap Growth VCT Portfolio | 3/31/21